SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
(the "Funds")

Supplement Dated September 30, 2019
to the Class F Shares Prospectus (the "Prospectus") dated January 31, 2019, as amended on July 19, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management

In the Fund Summary of the International Equity Fund, under the heading titled "Management," the sub-heading titled "Investment Adviser and Portfolio Manager" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Jason Collins	Since 2019	Portfolio Manager

In addition, in the Fund Summary of the Emerging Markets Equity Fund, under the heading titled "Management," the sub-heading titled "Investment Adviser and Portfolio Manager" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
John Lau	Since 2019	Portfolio Manager

In addition, under the section titled "Investment Adviser," the paragraph relating to Sandra M. Ackermann-Schaufler, CFA is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Jason Collins serves as Portfolio Manager for the International Equity Fund. Mr. Collins is the global head of Equity Portfolio Management and the head of the U.K. Investment Management Unit; he is also a senior portfolio manager responsible for U.K. and European equity funds. Mr. Collins joined SEI in 2009 and coordinates resources and investment strategy for all equity portfolios. Previously, he served as head of Equity in the London office and, most recently, as head of Portfolio Management in London, overseeing both equity and fixed-income strategies in that location. Prior to his employment with SEI, he was a founding partner of Maia Capital Partners—a specialist multi-manager investment firm providing multi-asset unit trusts to U.K. retail investors. Before founding Maia Capital, Jason was a portfolio manager at Fidelity International, and prior to joining Fidelity, he spent over nine years at Skandia as head of Investment Research. He earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

John Lau serves as Portfolio Manager for the Emerging Markets Equity Fund. Mr. Lau serves as Portfolio Manager of SEI's Asia-Pacific including Japan and Global Emerging Markets equity strategies. In this role, John focuses on investment research, risk management, and portfolio construction of equity strategies in Asia Pacific and Emerging Markets, including China A-share market. Based in Hong Kong, John is also involved with asset allocation analysis with institutional clients in Asia. He is a senior member of the SEI Global Equity Committee. Prior to joining SEI in 2007, John spent eleven years as Senior Portfolio Manager in a quantitative equity team within Citigroup Asset Management near New York, where he managed global equity strategies, equity market-neutral fund, and structured products. John earned his Bachelor's degree from the University of Michigan at Ann Arbor. He also holds a Master of Science in Engineering from University of California at Berkeley and a Master of Business Administration from Columbia University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1248 (9/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
(the "Fund")

Supplement Dated September 30, 2019
to the Class I Shares Prospectus (the "Prospectus") dated January 31, 2019, as amended on
July 19, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management

In the Fund Summary for the Fund, under the heading titled "Management," the sub-heading titled "Investment Adviser and Portfolio Manager" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Jason Collins	Since 2019	Portfolio Manager

In addition, under the section titled "Investment Adviser," the paragraph relating to Sandra M. Ackermann-Schaufler, CFA is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Jason Collins serves as Portfolio Manager for the International Equity Fund. Mr. Collins is the global head of Equity Portfolio Management and the head of the U.K. Investment Management Unit; he is also a senior portfolio manager responsible for U.K. and European equity funds. Mr. Collins joined SEI in 2009 and coordinates resources and investment strategy for all equity portfolios. Previously, he served as head of Equity in the London office and, most recently, as head of Portfolio Management in London, overseeing both equity and fixed-income strategies in that location. Prior to his employment with SEI, he was a founding partner of Maia Capital Partners—a specialist multi-manager investment firm providing multi-asset unit trusts to U.K. retail investors. Before founding Maia Capital, Jason was a portfolio manager at Fidelity International, and prior to joining Fidelity, he spent over nine years at Skandia as head of Investment Research. He earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1249 (9/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
(the "Funds")

Supplement Dated September 30, 2019
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2019, as amended on
July 19, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management

In the Fund Summary of the International Equity Fund, under the heading titled "Management," the sub-heading titled "Investment Adviser and Portfolio Manager" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Jason Collins	Since 2019	Portfolio Manager

In addition, in the Fund Summary of the Emerging Markets Equity Fund, under the heading titled "Management," the sub-heading titled "Investment Adviser and Portfolio Manager" and the chart thereunder are hereby deleted and replaced with the following:

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
John Lau	Since 2019	Portfolio Manager

In addition, under the section titled "Investment Adviser," the paragraph relating to Sandra M. Ackermann-Schaufler, CFA is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Jason Collins serves as Portfolio Manager for the International Equity Fund. Mr. Collins is the global head of Equity Portfolio Management and the head of the U.K. Investment Management Unit; he is also a senior portfolio manager responsible for U.K. and European equity funds. Mr. Collins joined SEI in 2009 and coordinates resources and investment strategy for all equity portfolios. Previously, he served as head of Equity in the London office and, most recently, as head of Portfolio Management in London, overseeing both equity and fixed-income strategies in that location. Prior to his employment with SEI, he was a founding partner of Maia Capital Partners—a specialist multi-manager investment firm providing multi-asset unit trusts to U.K. retail investors. Before founding Maia Capital, Jason was a portfolio manager at Fidelity International, and prior to joining Fidelity, he spent over nine years at Skandia as head of Investment Research. He earned his Bachelor of Arts in financial services, with honors, from Bournemouth University and is a member of the CFA society.

John Lau serves as Portfolio Manager for the Emerging Markets Equity Fund. Mr. Lau serves as Portfolio Manager of SEI's Asia-Pacific including Japan and Global Emerging Markets equity strategies. In this role, John focuses on investment research, risk management, and portfolio construction of equity strategies in Asia Pacific and Emerging Markets, including China A-share market. Based in Hong Kong, John is also involved with asset allocation analysis with institutional clients in Asia. He is a senior member of the SEI Global Equity Committee. Prior to joining SEI in 2007, John spent eleven years as Senior Portfolio Manager in a quantitative equity team within Citigroup Asset Management near New York, where he managed global equity strategies, equity market-neutral fund, and structured products. John earned his Bachelor's degree from the University of Michigan at Ann Arbor. He also holds a Master of Science in Engineering from University of California at Berkeley and a Master of Business Administration from Columbia University.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1250 (9/19)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund
(the "Funds")

Supplement dated September 30, 2019
to the Statement of Additional Information (the "SAI") dated January 31, 2019, as amended July 19, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the Funds.

Change in Portfolio Management

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to "Sandra Ackermann-Schaulfer, CFA" is hereby deleted from each chart and is replaced with the following in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Jason Collins [1]	None
John Lau [1]	None

1  Current as of June 30, 2019.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jason Collins [1]	2	$8,901	8	$2,609	0	$0
John Lau[1]	1	$1,064	4	$1,425	0	$0

1  Current as of June 30, 2019.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1251 (9/19)